Share-Based Compensation Plans (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2021 shares	Dec. 31, 2023 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022	Dec. 31, 2013 shares	Dec. 31, 2008 shares
Share-Based Compensation Plans (Details) [Line Items]
Issuance of shares		195,295		782,229
Annual increment		20.00%
Stock options expires		10 years
Issued and outstanding, vested and unvested stock options (in Shares)	6,197,776
Non-cash operating expense (in Dollars) | $			$ 8.5
Preferred shares issued (in Shares)	3,660,000
Percentage of preferred shares outstanding	10.00%
RSUs were issued (in Shares)	3,530,000
Transaction shares (in Shares)	3,530,000
Corporation stock options (in Shares)	1,460,008
Public share (in Shares)		2,972,816
Restricted Stock Unit shares		103,400		82,720
2008 [Member]
Share-Based Compensation Plans (Details) [Line Items]
Number of share issued and outstanding (in Shares)						738,667
2013 [Member]
Share-Based Compensation Plans (Details) [Line Items]
Number of share issued and outstanding (in Shares)					1,446,797
Telesat Canada Non-Voting Participating Preferred Shares [Member] | 2008 [Member]
Share-Based Compensation Plans (Details) [Line Items]
Issuance of shares						8,824,646
Telesat Canada Non-Voting Participating Preferred Shares [Member] | 2013 [Member]
Share-Based Compensation Plans (Details) [Line Items]
Issuance of shares					8,680,399
Telesat Canada Stock Options [Member]
Share-Based Compensation Plans (Details) [Line Items]
Issuance of shares						738,667
Telesat Canada Stock Options [Member] | 2013 [Member]
Share-Based Compensation Plans (Details) [Line Items]
Issuance of shares					1,446,797
Telesat Corporation Stock Options [Member] | 2008 [Member]
Share-Based Compensation Plans (Details) [Line Items]
Issuance of shares						305,499
Telesat Corporation Stock Options [Member] | 2013 [Member]
Share-Based Compensation Plans (Details) [Line Items]
Issuance of shares					595,290